REVENUES (Details Textual) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Revenue Recognition [Abstract]
Initial Franchise Fees	¥ 23,302	$ 3,581	¥ 15,566	¥ 16,518
Recurring franchise fees	¥ 76,711	$ 11,791	¥ 47,966	¥ 44,275